Financial Risk Management and Fair Values of Financial Instruments - Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency (Detail) - Currency Risk [member] - TWD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Financial assets, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Financial assets, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Financial assets, class [member] | RMB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%
Financial liabilities, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Financial liabilities, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Profit and Loss [member] | Financial assets, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	$ 309,602	$ 287,349
Profit and Loss [member] | Financial assets, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	10,545	7,126
Profit and Loss [member] | Financial assets, class [member] | RMB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	38,228
Profit and Loss [member] | Financial liabilities, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	23,862	12,581
Profit and Loss [member] | Financial liabilities, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	$ 14,154	$ 7,585